MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified International Fund

Supplement dated November 30, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, Summary Prospectus, and any previous supplements.

The following information pertains to the MassMutual Select Diversified International Fund:

The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select Diversified International Fund (the “Fund”) will be dissolved. Effective on or about April 28, 2017 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-16-07

DI-16-03

MASSMUTUAL SELECT FUNDS

Supplement dated November 30, 2016 to the

Statement of Additional Information dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following information replaces similar information found beginning on pages B-51 - B-55 in the section titled Management of the Trust:

Independent Trustees

Allan W. Blair 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 68 Trustee since 2003 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Retired; President and Chief Executive Officer (1996-2014), Economic Development Council of Western Massachusetts (non-profit development company); President and Chief Executive Officer (1984-2014), Westover Metropolitan Development Corporation (quasi-public development company); Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Nabil N. El-Hage 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 58 Trustee since 2012 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Chairman (since 2011), Academy of Executive Education, LLC; Director (2011-2015), Argo Group International Holdings, Ltd. (underwriter of specialty insurance and reinsurance products); Trustee (since 2003), Chairman (2006-2012), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), Chairman (2006-2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MML Series Investment Fund (open-end investment company).

Maria D. Furman 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 62 Trustee since 2012 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Retired; Trustee (since 2011), GMO Series Trust (open-end investment company); Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MML Series Investment Fund (open-end investment company).

R. Alan Hunter, Jr. 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 69 Chairperson since 2016 Trustee since 2003 Trustee of 94 portfolios in fund complex	Chairperson and Trustee of the Trust

Retired; Director (since 2007), Actuant Corporation (diversified industrial company); Chairperson (since 2016), Trustee (since 2003), MML Series Investment Fund (open-end investment company); Chairperson (since 2016), Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Chairperson (since 2016), Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

C. Ann Merrifield 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 65 Trustee since 2012 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Retired; President and Chief Executive Officer (2012-2014), PathoGenetix (genomics company); Director (since 2015), Juniper Pharmaceuticals Inc. (specialty pharmaceutical company); Director (since 2014), Flexion Therapeutics (specialty pharmaceutical company); Director (since 2014), InVivo Therapeutics (research and clinical-stage biomaterials and biotechnology company); Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MML Series Investment Fund (open-end investment company).

Susan B. Sweeney 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 64 Trustee since 2009 Trustee of 96 portfolios in fund complex[1]	Trustee of the Trust

Retired; Senior Vice President and Chief Investment Officer (2010-2014), Selective Insurance Group (property and casualty company); Trustee (since 2012), Barings Corporate Investors (closed-end investment company); Trustee (since 2012), Barings Participation Investors (closed-end investment company); Trustee (since 2009), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Interested Trustees

Robert E. Joyal[2] 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 71 Trustee since 2003 Trustee of 96 portfolios in fund complex[1]	Trustee of the Trust

Retired; Director (since 2013), Leucadia National Corporation (holding company); Director (since 2012), Ormat Technologies, Inc. (provider of alternative and renewable energy technology); Director (2006-2014), Jefferies Group LLC (investment bank); Trustee (since 2003), Barings Corporate Investors (closed-end investment company); Trustee (since 2003), Barings Participation Investors (closed-end investment company); Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Elaine A. Sarsynski[3] 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 61 Trustee since 2008 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Executive Vice President (since 2008), MassMutual; Chairman (since 2013), President, Chairman & CEO (2012-2013), Chairman & CEO (2008-2012), MassMutual International LLC; Director (since 2012), Horizon Technology Finance Management LLC (specialty finance company); Director (2013-2016), MML Advisers; Trustee (since 2008), MML Series Investment Fund (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MML Series Investment Fund II (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MassMutual Premier Funds (open-end investment company).

[1]

Barings Participation Investors and Barings Corporate Investors are deemed to be a part of the Fund Complex, because they are managed by Barings LLC (formerly known as Babson Capital Management LLC), an affiliate of MML Advisers.

[2]

Mr. Joyal is an “Interested Person,” as that term is defined in the 1940 Act, through his position as a director of Leucadia National Corporation, which controls Jefferies Group LLC, a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Funds, other investment companies advised by MML Advisers or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MML Advisers has brokerage placement discretion.

[3]	Ms. Sarsynski is an Interested Person as an employee of MassMutual.

Principal Officers

Michael C. Eldredge 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 52 Officer since 2009 Officer of 94 portfolios in fund complex	Vice President of the Trust

Head of Asset Allocation Funds (since 2016), portfolio manager (since 2014), Head of Investments (2014-2016), MML Advisers; Vice President (since 2008), MassMutual; Vice President (since 2009), MassMutual Premier Funds (open-end investment company); Vice President (since 2009), MML Series Investment Fund (open-end investment company); Vice President (since 2009), MML Series Investment Fund II (open-end investment company).

Andrew M. Goldberg 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 50 Officer since 2001 Officer of 94 portfolios in fund complex	Vice President, Secretary, and Chief Legal Officer of the Trust

Assistant Vice President and Counsel (since 2004), MassMutual; Secretary (since 2015), Assistant Secretary (2013-2015), MML Advisers; Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001- 2008), MML Series Investment Fund (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).

Brian K. Haendiges 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 56 Officer since 2014 Officer of 94 portfolios in fund complex	Vice President of the Trust

Vice President (since 2014), MML Advisers; Senior Vice President (since 2014), Vice President (2010-2014), MassMutual; Vice President (since 2014), MassMutual Premier Funds (open-end investment company); President (since 2016), Vice President (2014-2016), MML Series Investment Fund (open-end investment company); President (since 2016), Vice President (2014-2016), MML Series Investment Fund II (open-end investment company).

Renee Hitchcock 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 45 Officer since 2007 Officer of 94 portfolios in fund complex	Chief Financial Officer and Treasurer of the Trust

Assistant Vice President (since 2015), Director (2007-2015), MassMutual; Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund II (open-end investment company).

Douglas Steele 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 41 Officer since 2016 Officer of 94 portfolios in fund complex	Vice President of the Trust

Head of Investment Due Diligence (since 2016), MML Advisers; Assistant Vice President (since 2013), Investment Director (2005-2013), MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 52 Officer since 2007 Officer of 94 portfolios in fund complex	Vice President and Chief Compliance Officer of the Trust

Vice President and Chief Compliance Officer (since 2013), MML Advisers; Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds) (since 2014), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds and Investment Advisory) (2008-2014), MassMutual; Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

Eric H. Wietsma 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 50 Officer since 2006 Officer of 94 portfolios in fund complex	President of the Trust

Director and President (since 2013), MML Advisers; Senior Vice President (since 2010), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).

Tina Wilson 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 46 Officer since 2016 Officer of 94 portfolios in fund complex	Vice President of the Trust

Head of Investments (since 2016), MML Advisers; Senior Vice President (since 2014), Vice President (2009-2014), MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).

Effective immediately, the following information replaces similar information for the Select Focused Value Fund found on page B-111 under the heading Portfolio Transactions and Brokerage:

The following table discloses, for those Funds that had trades directed to a broker or dealer during the fiscal year ended September 30, 2015 because of research services provided, the dollar value of transactions placed by each such Fund with such brokers and dealers during the fiscal year ended September 30, 2015 to recognize “brokerage and research” services, and commissions paid for such transactions:

	Dollar Value of Those Transactions	Amount of Commissions
Focused Value Fund	$649,135,401	$120,393

Effective immediately, the following information replaces similar information found on page B-136 under the heading Appendix B—Proxy Voting Policies:

The following represents the proxy voting policies (the “Policies”) of the MassMutual Select Funds (the “Funds”) with respect to the voting of proxies on behalf of each series of the Funds (the “Series”). It is the general policy of the Funds, and MML Investment Advisers, LLC (the “Adviser”) as investment manager to the Series, to delegate (with the exception of any “Fund of Funds,” “Feeder Funds,” or “Special Situations” where the Adviser is in the best position to vote the proxy) voting responsibilities and duties with respect to all proxies to the subadvisers (the “Subadvisers”) of the Series.

I.	GENERAL PRINCIPLES

In voting proxies, the Subadvisers will be guided by general fiduciary principles and their respective written proxy voting policies. The Subadvisers will act prudently and solely in the best interest of the beneficial owners of the accounts they respectively manage, and for the exclusive purpose of providing benefit to such persons.

II.	SUBADVISERS

1.	The Subadvisers each have the duty to provide a copy of their written proxy voting policies to the Adviser and Funds annually. The Subadvisers’ written proxy voting policies will maintain procedures that address potential conflicts of interest.

2.	The Subadvisers will each maintain a record of all proxy votes exercised on behalf of each series of the Funds for which they act as subadviser and will furnish such records to the Adviser and Funds annually.

3.	The Subadvisers will report proxy votes that deviated from their normal proxy voting policies and any exceptions to their proxy voting policies to the Adviser quarterly.

4.	The Subadvisers will provide the Adviser and Funds with all such information and documents relating to the Subadviser’s proxy voting in a timely manner, as necessary for the Adviser and Funds to comply with applicable laws and regulations.

III.	THE FUNDS AND ADVISER

1.	The Chief Compliance Officer of the Funds will annually update the Trustees after a review of proxy voting records.

2.	The Trustees of the Funds will not vote proxies on behalf of the Funds or the Series.

3.	The Adviser will not vote proxies on behalf of the Funds or the Series, except that the Adviser will vote proxies on behalf of any Fund of Funds for which it serves as investment adviser or in Special Situations.

4.	Whenever a Feeder Fund, as an interest holder of a Master Fund, is requested to vote on any matter submitted to interest holders of the Master Fund, the Feeder Fund will either hold a meeting of its shareholders to consider such matters and the Adviser, on behalf of the Feeder Fund, will cast its votes in proportion to the votes received from the Feeder Fund’s shareholders (shares for which a Feeder Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Feeder Fund shareholders), or the Adviser, on behalf of the Feeder Fund, will cast its votes, as an interest holder of the Master Fund, in proportion to the votes received by the Master Fund from all other interest holders of the Master Fund.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the Securities and Exchange Commission’s website at http://www.sec.gov.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-16-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Funds

Supplement dated November 30, 2016 to the

Statement of Additional Information dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following information replaces similar information found beginning on pages B-46 – B-50 in the section titled Management of the Trust:

Independent Trustees

Allan W. Blair 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 68 Trustee since 2003 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Retired; President and Chief Executive Officer (1996-2014), Economic Development Council of Western Massachusetts (non-profit development company); President and Chief Executive Officer (1984-2014), Westover Metropolitan Development Corporation (quasi-public development company); Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Nabil N. El-Hage 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 58 Trustee since 2012 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Chairman (since 2011), Academy of Executive Education, LLC; Director (2011-2015), Argo Group International Holdings, Ltd. (underwriter of specialty insurance and reinsurance products); Trustee (since 2003), Chairman (2006-2012), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), Chairman (2006-2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MML Series Investment Fund (open-end investment company).

Maria D. Furman 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 62 Trustee since 2012 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Retired; Trustee (since 2011), GMO Series Trust (open-end investment company); Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MML Series Investment Fund (open-end investment company).

R. Alan Hunter, Jr. 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 69 Chairperson since 2016 Trustee since 2003 Trustee of 94 portfolios in fund complex	Chairperson and Trustee of the Trust

Retired; Director (since 2007), Actuant Corporation (diversified industrial company); Chairperson (since 2016), Trustee (since 2003), MML Series Investment Fund (open-end investment company); Chairperson (since 2016), Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Chairperson (since 2016), Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

C. Ann Merrifield 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 65 Trustee since 2012 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Retired; President and Chief Executive Officer (2012-2014), PathoGenetix (genomics company); Director (since 2015), Juniper Pharmaceuticals Inc. (specialty pharmaceutical company); Director (since 2014), Flexion Therapeutics (specialty pharmaceutical company); Director (since 2014), InVivo Therapeutics (research and clinical-stage biomaterials and biotechnology company); Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MML Series Investment Fund (open-end investment company).

Susan B. Sweeney 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 64 Trustee since 2009 Trustee of 96 portfolios in fund complex[1]	Trustee of the Trust

Retired; Senior Vice President and Chief Investment Officer (2010-2014), Selective Insurance Group (property and casualty company); Trustee (since 2012), Barings Corporate Investors (closed-end investment company); Trustee (since 2012), Barings Participation Investors (closed-end investment company); Trustee (since 2009), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Interested Trustees

Robert E. Joyal[2] 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 71 Trustee since 2003 Trustee of 96 portfolios in fund complex[1]	Trustee of the Trust

Retired; Director (since 2013), Leucadia National Corporation (holding company); Director (since 2012), Ormat Technologies, Inc. (provider of alternative and renewable energy technology); Director (2006-2014), Jefferies Group LLC (investment bank); Trustee (since 2003), Barings Corporate Investors (closed-end investment company); Trustee (since 2003), Barings Participation Investors (closed-end investment company); Trustee (since 2003), MML Series Investment Fund (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Elaine A. Sarsynski[3] 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 61 Trustee since 2008 Trustee of 94 portfolios in fund complex	Trustee of the Trust

Executive Vice President (since 2008), MassMutual; Chairman (since 2013), President, Chairman & CEO (2012-2013), Chairman & CEO (2008-2012), MassMutual International LLC; Director (since 2012), Horizon Technology Finance Management LLC (specialty finance company); Director (2013-2016), MML Advisers; Trustee (since 2008), MML Series Investment Fund (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MML Series Investment Fund II (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MassMutual Premier Funds (open-end investment company).

[1]

Barings Participation Investors and Barings Corporate Investors are deemed to be a part of the Fund Complex, because they are managed by Barings LLC (formerly known as Babson Capital Management LLC), an affiliate of MML Advisers.

[2]

Mr. Joyal is an “Interested Person,” as that term is defined in the 1940 Act, through his position as a director of Leucadia National Corporation, which controls Jefferies Group LLC, a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Funds, other investment companies advised by MML Advisers or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MML Advisers has brokerage placement discretion.

[3]	Ms. Sarsynski is an Interested Person as an employee of MassMutual.

Principal Officers

Michael C. Eldredge 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 52 Officer since 2009 Officer of 94 portfolios in fund complex	Vice President of the Trust

Head of Asset Allocation Funds (since 2016), portfolio manager (since 2014), Head of Investments (2014-2016), MML Advisers; Vice President (since 2008), MassMutual; Vice President (since 2009), MassMutual Premier Funds (open-end investment company); Vice President (since 2009), MML Series Investment Fund (open-end investment company); Vice President (since 2009), MML Series Investment Fund II (open-end investment company).

Andrew M. Goldberg 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 50 Officer since 2001 Officer of 94 portfolios in fund complex	Vice President, Secretary, and Chief Legal Officer of the Trust

Assistant Vice President and Counsel (since 2004), MassMutual; Secretary (since 2015), Assistant Secretary (2013-2015), MML Advisers; Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001- 2008), MML Series Investment Fund (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).

Brian K. Haendiges 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 56 Officer since 2014 Officer of 94 portfolios in fund complex	Vice President of the Trust

Vice President (since 2014), MML Advisers; Senior Vice President (since 2014), Vice President (2010-2014), MassMutual; Vice President (since 2014), MassMutual Premier Funds (open-end investment company); President (since 2016), Vice President (2014-2016), MML Series Investment Fund (open-end investment company); President (since 2016), Vice President (2014-2016), MML Series Investment Fund II (open-end investment company).

Renee Hitchcock 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 45 Officer since 2007 Officer of 94 portfolios in fund complex	Chief Financial Officer and Treasurer of the Trust

Assistant Vice President (since 2015), Director (2007-2015), MassMutual; Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund II (open-end investment company).

Douglas Steele 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 41 Officer since 2016 Officer of 94 portfolios in fund complex	Vice President of the Trust

Head of Investment Due Diligence (since 2016), MML Advisers; Assistant Vice President (since 2013), Investment Director (2005-2013), MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 52 Officer since 2007 Officer of 94 portfolios in fund complex	Vice President and Chief Compliance Officer of the Trust

Vice President and Chief Compliance Officer (since 2013), MML Advisers; Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds) (since 2014), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds and Investment Advisory) (2008-2014), MassMutual; Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

Eric H. Wietsma 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 50 Officer since 2006 Officer of 94 portfolios in fund complex	President of the Trust

Director and President (since 2013), MML Advisers; Senior Vice President (since 2010), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).

Tina Wilson 100 Bright Meadow Blvd. Enfield, CT 06082-1981 Age: 46 Officer since 2016 Officer of 94 portfolios in fund complex	Vice President of the Trust

Head of Investments (since 2016), MML Advisers; Senior Vice President (since 2014), Vice President (2009-2014), MassMutual; Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).

Effective immediately, the following information replaces similar information found on page B-103 under the heading Appendix B—Proxy Voting Policies:

The following represents the proxy voting policies (the “Policies”) of the MassMutual Select Funds (the “Funds”) with respect to the voting of proxies on behalf of each series of the Funds (the “Series”). It is the general policy of the Funds, and MML Investment Advisers, LLC (the “Adviser”) as investment manager to the Series, to delegate (with the exception of any “Fund of Funds,” “Feeder Funds,” or “Special Situations” where the Adviser is in the best position to vote the proxy) voting responsibilities and duties with respect to all proxies to the subadvisers (the “Subadvisers”) of the Series.

I.	GENERAL PRINCIPLES

In voting proxies, the Subadvisers will be guided by general fiduciary principles and their respective written proxy voting policies. The Subadvisers will act prudently and solely in the best interest of the beneficial owners of the accounts they respectively manage, and for the exclusive purpose of providing benefit to such persons.

IV.	SUBADVISERS

1.	The Subadvisers each have the duty to provide a copy of their written proxy voting policies to the Adviser and Funds annually. The Subadvisers’ written proxy voting policies will maintain procedures that address potential conflicts of interest.

2.	The Subadvisers will each maintain a record of all proxy votes exercised on behalf of each series of the Funds for which they act as subadviser and will furnish such records to the Adviser and Funds annually.

3.	The Subadvisers will report proxy votes that deviated from their normal proxy voting policies and any exceptions to their proxy voting policies to the Adviser quarterly.

4.	The Subadvisers will provide the Adviser and Funds with all such information and documents relating to the Subadviser’s proxy voting in a timely manner, as necessary for the Adviser and Funds to comply with applicable laws and regulations.

V.	THE FUNDS AND ADVISER

1.	The Chief Compliance Officer of the Funds will annually update the Trustees after a review of proxy voting records.

2.	The Trustees of the Funds will not vote proxies on behalf of the Funds or the Series.

3.	The Adviser will not vote proxies on behalf of the Funds or the Series, except that the Adviser will vote proxies on behalf of any Fund of Funds for which it serves as investment adviser or in Special Situations.

4.	Whenever a Feeder Fund, as an interest holder of a Master Fund, is requested to vote on any matter submitted to interest holders of the Master Fund, the Feeder Fund will either hold a meeting of its shareholders to consider such matters and the Adviser, on behalf of the Feeder Fund, will cast its votes in proportion to the votes received from the Feeder Fund’s shareholders (shares for which a Feeder Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Feeder Fund shareholders), or the Adviser, on behalf of the Feeder Fund, will cast its votes, as an interest holder of the Master Fund, in proportion to the votes received by the Master Fund from all other interest holders of the Master Fund.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the Securities and Exchange Commission’s website at http://www.sec.gov.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M (RS)-16-05